Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)

23. Quarterly Information (Unaudited)

	(in thousands, except per share data) Year Ended December 31, 2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$4,815,179	$5,174,769	$5,170,117	$5,092,328
Gross margin (1)	760,250	709,625	578,964	520,568
Net earnings (2)	377,648	341,724	266,105	395,094
Net earnings attributable to Nucor stockholders (2)	356,899	323,048	254,850	383,891
Net earnings per share:
Basic	$1.11	$1.00	$0.79	$1.20
Diluted	$1.11	$1.00	$0.79	$1.20

	(in thousands, except per share data) Year Ended December 31, 2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$3,715,576	$4,245,772	$4,290,236	$3,956,538
Gross margin (3)	314,985	585,260	682,236	443,426
Net earnings (4)	122,497	271,369	331,365	175,185
Net earnings attributable to Nucor stockholders (4)	87,565	243,620	305,447	159,639
Net earnings per share:
Basic	$0.27	$0.76	$0.95	$0.50
Diluted	$0.27	$0.76	$0.95	$0.50

(1)	First quarter results include inventory-related purchase accounting charges of $9.8 million related to the acquisition of Southland and Republic.
(2)	Third quarter results include a net benefit of $13.2 million related to tax return true-ups and state tax credits as well as an expense of $22.5 million related to certain legal matters. Fourth quarter results include a provisional net benefit of $175.2 million related to the impacts of U.S. federal tax legislation enacted in the fourth quarter of 2017.
(3)	Fourth quarter results include a benefit of $83.0 million related to the effects of a change in estimate related to the cost of certain inventories.
(4)	First quarter results include out-of-period non-cash gains totaling $13.4 million related to a noncontrolling interest adjustment and to tax adjustments. Third quarter results were impacted by charges related to legal settlements of $33.7 million and a net benefit of $11.1 million related to fair value adjustments to assets in the Corporate/eliminations segment.